Schedule of Components of Income Tax Benefit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal
State
Total current tax payable
Federal					(1,619,000)	(456,000)
State					(165,000)	(1,068,000)
Total deferred tax					(1,784,000)	(1,524,000)
Less increase in valuation allowance					1,163,000	129,000
Total income tax benefit		$ 1,258,000		$ 1,258,000	$ (621,000)	$ (1,395,000)